S000003462 [Member] Investment Strategy - Sit Balanced Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund’s long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.
Between 35% and 65% of the Fund’s assets will be invested in common stocks and between 35% and 65% of the Fund’s assets will be invested in fixed-income securities. The Fund’s allocation of assets will vary over time in response to the Adviser’s evaluation of present and anticipated market and economic conditions. The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
The equity portion of the Fund’s portfolio is invested primarily in the common stocks of U.S. growth companies with a capitalization of $5 billion or more at the time of purchase.
In selecting equity securities for the Fund, Sit Investment Associates, Inc. (the “Adviser”) invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:
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mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. Government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency),

›	asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, home improvement loans and home equity loans,
›	obligations of the U.S. Government, its agencies and instrumentalities,
›	corporate debt securities,
›	taxable municipal securities, and
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short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers’ acceptances. The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by S&P Global Ratings or Baa or above by Moody’s Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund’s portfolio. As of September 30, 2026, there were no unrated securities in the fixed-income portion of the Fund’s portfolio.

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. The Fund invests in primarily investment grade fixed-income securities. Investment grade fixed-income securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Adviser.
In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years. Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant.